Other Intangible Assets (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Other Intangible Assets (Textual) [Abstract]
Aggregate intangible amortization charged to comprehensive income (loss)	$ 6.1	$ 6.1